Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of major subsidiaries, VIEs and subsidiaries of VIEs

Major subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2025 are set out below:

Name	Place of Incorporation	Date of Incorporation	Percentage of Direct or Indirect Economic Ownership	Principal Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Tianjin Fengying Hongda Culture Communication Co., Ltd. (“Fengying Hongda”)	PRC	March 13, 2017	100%	Advertising
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Beijing Fenghuang Ronghe Investment Co., Ltd. (“Fenghuang Ronghe”)	PRC	September 18, 2015	100%	Investment holding
Subsidiaries of VIEs:
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Paid services
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”)	PRC	June 1, 2012	100%	Paid services
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Fenghuang Tianbo Network Technology Co., Ltd. (“Tianbo”)	PRC	May 31, 2013	50%	Advertising
Fengqingyang (Beijing) Culture Transmission Co., Ltd. (“Fengqingyang”)	PRC	June 10, 2014	60%	Advertising
Beijing Huanyou Tianxia Technology Co., Ltd. (“Huanyou Tianxia”)	PRC	June 16, 2014	100%	Paid services
Shanghai Fengyu Shixun Technology Co., Ltd. (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Advertising and paid services
Beijing Fengyue Culture Technology Co., Ltd. (“Fengyue Culture”)	PRC	January 19, 2017	100%	Paid services
Hainan Lefeng Culture Communication Co., Ltd. (“Lefeng”)	PRC	December 30, 2020	100%	Advertising
Fenghuang Feiyang (Guangzhou) International Culture Communication Co., Ltd.(“Feiyang Guangzhou”)	PRC	September 29, 2022	100%	Advertising

Schedule of summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs and their subsidiaries (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Cash and cash equivalents	64,336	291,217
Term deposits and short-term investments	29,611	5
Accounts receivable, net	101,022	89,994
Amounts due from related parties	5,666	5,620
Amounts due from inter-company entities	206,412	121,679
Other current assets	18,109	20,765
Current assets	425,156	529,280
Equity investments, net	72,436	91,124
Deferred income tax assets, net	24,588	21,228
Operating lease right-of-use assets, net	17,491	12,526
Other non-current assets	19,091	18,658
Non-current assets	133,606	143,536
Total assets	558,762	672,816
Accounts payable	44,299	45,645
Amounts due to related parties	11,473	13,952
Amounts due to inter-company entities	743,143	814,023
Advances from customers	18,316	17,081
Taxes payable	75,259	72,722
Salary and welfare payable	36,554	32,168
Accrued expenses and other current liabilities	42,960	40,881
Current liabilities	972,004	1,036,472
Non-current liabilities	17,305	10,289
Total liabilities	989,309	1,046,761

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Revenues	340,421	348,228	396,822
Gross profit	103,852	104,563	242,527
Net (loss)/income	(41,008)	(15,716)	57,600

Notes:

(1)
For the years ended December 31, 2023, 2024 and 2025, the VIEs have incurred revenues of RMB40.1 million, RMB11.4 million and RMB8.6 million, respectively, derived from inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as fees, which have been eliminated upon consolidation.
(2)
For the years ended December 31, 2023, 2024 and 2025, the VIEs have incurred costs of RMB23.0 million, RMB67.3 million and RMB43.9 million, respectively, related to technical services provided by the inter-company entities and the corresponding inter-company entities concurrently recognized same amounts as revenues, which have been eliminated upon consolidation.

1. Organization and Principal Activities (Continued)

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash flow from operating activities:
Net cash used in transactions with inter-company entities	(4,885)	(213,117)	(21,038)
Net cash provided by transactions with other entities	5,180	79,204	79,506
Net cash provided by/(used in) operating activities	295	(133,913)	58,468
Cash flow from investing activities:
Loans collected from/(paid to) inter-company entities	72,427	(142,504)	73,949
Net cash (used in)/provided by other investing activities	(154,830)	132,248	23,944
Net cash (used in)/provided by investing activities	(82,403)	(10,256)	97,893
Cash flow from financing activities:
Proceeds from loans from inter-company entities	157,423	101,324	67,866
Net cash used in other financing activities	—	(1,076)	(1,000)
Net cash provided by financing activities	157,423	100,248	66,866